Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
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Summary Of Other Financial Assets
Other financial assets as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Current
Derivatives assets	￦	223,771	166,873
Debt securities		121,122	295,619
Deposit instruments(* 1)		2,558,946	4,400,267
Short-term financial instruments(* 1)		8,006,081	6,540,407

	￦	10,909,920	11,403,166

Non-current
Derivatives assets	￦	136,224	134,269
Equity securities(* 2)		1,462,088	1,793,531
Debt securities		78,901	87,778
Other securities(* 2)		632,469	669,687
Deposit instruments(* 1)		22,856	23,060

	￦	2,332,538	2,708,325

(*1)	As of December 31, 2022 and 2023, financial instruments amounting to ￦ 73,192 million and ￦ 101,888 million, respectively, are restricted in use for financial arrangements, pledge and others.
(*2)	As of December 31, 2022 and 2023, ￦ 153,640 million and ￦ 181,617 million of equity and other securities, respectively, have been provided as collateral for borrowings, construction projects and others.